UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2007

Check here if Amendment [_]; Amendment Number:  ________
   This Amendment (Check only one.):        [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Keane Capital Management, Inc.
Address:        3440 Torringdon Way, Suite 308
                Charlotte, North Carolina 28277


Form 13F File Number:  28-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Ted Slack
Title:          Controller & Chief Compliance Officer
Phone:          (704) 973-4022

Signature, Place, and Date of Signing:

   /s/ Ted Slack            Charlotte, North Carolina       November 13, 2007
------------------------- ----------------------------- ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         None
                                                     ----------------------

Form 13F Information Table Entry Total:                    102*
                                                     ----------------------

Form 13F Information Table Value Total:                    $235,541*
                                                     ----------------------
                                                        (thousands)
                                                     ----------
                                                     *    Portions of the
                                                          attached Information
                                                          Table have been
                                                          omitted and filed
                                                          separately with the
                                                          Commission pursuant to
                                                          a request for
                                                          confidential
                                                          treatment.

List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

Form 13 F Information Table

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          Column 1            Column 2  Column 3  Column 4         Column 5         Column 6   Column 7             Column 8
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                                                                                                                Voting Authority
                                                                                                           -------------------------
                              Issuer              Value     Shs or           Put/  Investment  Other       Sole     Shared    None
Name of Issuer                Class    CUSIP      (x1000)   Pm Amt   SH/PRN  Call  Discretion  Managers    (A)       (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
ABX AIR INC                   COMMON   00080S101   4,661    658,403   SH            Sole                  658,403
AIR METHODS CORP              COMMON   009128307   3,657     79,153   SH            Sole                   79,153
ALDILA INC                    COMMON   014384200   3,690    223,209   SH            Sole                  223,209
ALESCO FINL INC               COMMON   014485106     999    203,101   SH            Sole                  203,101
ALLIANCE IMAGING INC          COMMON   018606202   2,465    272,052   SH            Sole                  272,052
ALLIED HEALTHCARE INTL INC    COMMON   01923A109   4,913  2,055,632   SH            Sole                2,055,632
AMERICAN AXLE & MFG HLDGS INC COMMON   024061103   4,120    163,184   SH            Sole                  163,184
AMERICAN EQTY INVT LIFE HLD   COMMON   025676206   3,787    355,611   SH            Sole                  355,611
AMERICAS CAR MART INC         COMMON   03062T105     948     83,855   SH            Sole                   83,855
AMERIGON INC                  COMMON   03070L300   1,411     81,507   SH            Sole                   81,507
ARCTIC CAT INC                COMMON   039670104      32      1,970   SH            Sole                    1,970
ASHFORD HOSPITALITY TR INC    COMMON   044103109   4,879    485,498   SH            Sole                  485,498
ASSURED GUARANTY LTD          COMMON   G0585R106   2,953    108,700   SH            Sole                  108,700
ATLANTIC TELE NETWORK INC     COMMON   049079205   3,404     93,634   SH            Sole                   93,634
BTU INTL INC                  COMMON   056032105     602     46,900   SH            Sole                   46,900
BARRETT BILL CORP             COMMON   06846N104   1,189     30,170   SH            Sole                   30,170
BELL MICROPRODUCTS INC        COMMON   078137106   4,116    661,768   SH            Sole                  661,768
BENIHANA INC                  COMMON   082047101     463     26,850   SH            Sole                   26,850
BENIHANA INC                  COMMON   082047200     814     47,000   SH            Sole                   47,000
BIOFUEL ENERGY CORP           COMMON   09064Y109     495     85,552   SH            Sole                   85,552
BRIGHAM EXPLORATION CO        COMMON   109178103     296     49,914   SH            Sole                   49,914
BROWN SHOE INC NEW            COMMON   115736100   2,134    110,000   SH            Sole                  110,000
C&D TECHNOLOGIES INC          COMMON   124661109     473     94,936   SH            Sole                   94,936
CEC ENTMT INC                 COMMON   125137109   1,342     49,956   SH            Sole                   49,956
CASH SYSTEMS INC              COMMON   14756B102   1,816    318,564   SH            Sole                  318,564
CASTLEPOINT HOLDINGS LTD      COMMON   G19522112   1,210    105,238   SH            Sole                  105,238
CHILDRENS PL RETAIL STORES    COMMON   168905107   1,457     60,000   SH            Sole                   60,000
CHIPMOS TECH BERMUDA LTD      COMMON   G2110R106   6,058  1,011,396   SH            Sole                1,011,396
CIRRUS LOGIC INC              COMMON   172755100     827    129,200   SH            Sole                  129,200
COMSTOCK RES INC              COMMON   205768203     336     10,880   SH            Sole                   10,880
DIODES INC                    COMMON   254543101   2,575     80,225   SH            Sole                   80,225
DOLLAR THRIFTY AUTOMOTIVE GP  COMMON   256743105   2,327     67,073   SH            Sole                   67,073
DRYSHIPS INC                  COMMON   Y2109Q101  19,751    217,429   SH            Sole                  217,429
EDGE PETE CORP DEL            COMMON   279862106   4,152    323,351   SH            Sole                  323,351
EDGEWATER TECHNOLOGY INC      COMMON   280358102   1,376    158,002   SH            Sole                  158,002
EPICOR SOFTWARE CORP          COMMON   29426L108   3,633    263,834   SH            Sole                  263,834
EXCEL MARITIME CARRIERS LTD   COMMON   V3267N107   1,958     35,081   SH            Sole                   35,081
EXCEL TECHNOLOGY INC          COMMON   30067T103     943     37,803   SH            Sole                   37,803
FIRST MERCURY FINANCIAL CORP  COMMON   320841109   2,618    121,706   SH            Sole                  121,706
GEHL CO                       COMMON   368483103     777     34,791   SH            Sole                   34,791
GOTTSCHALKS INC               COMMON   383485109     652    150,300   SH            Sole                  150,300
GRIFFON CORP                  COMMON   398433102     906     60,000   SH            Sole                   60,000
GUITAR CTR MGMT INC           COMMON   402040109   1,512     25,496   SH            Sole                   25,496
HARTMARX CORP                 COMMON   417119104     587    119,830   SH            Sole                  119,830
HERCULES OFFSHORE INC         COMMON   427093109   2,719    104,126   SH            Sole                  104,126
HILL INTERNATIONAL INC        COMMON   431466101   1,534    170,465   SH            Sole                  170,465
HORNBECK OFFSHORE SVCS INC    COMMON   440543106   3,186     86,808   SH            Sole                   86,808
HUDSON HIGHLAND GROUP INC     COMMON   443792106   1,910    150,000   SH            Sole                  150,000
ICF INTL INC                  COMMON   44925C103   1,768     64,111   SH            Sole                   64,111
INTEROIL CORP                 COMMON   460951106   1,653     52,300   SH            Sole                   52,300
IOMEGA CORP                   COMMON   462030305     910    173,704   SH            Sole                  173,704
KVH INDS INC                  COMMON   482738101   1,331    155,626   SH            Sole                  155,626
LSI INDS INC                  COMMON   50216C108   3,541    172,551   SH            Sole                  172,551
MFA MTG INVTS INC             COMMON   55272X102   1,530    190,000   SH            Sole                  190,000
MARINEMAX INC                 COMMON   567908108   1,256     86,297   SH            Sole                   86,297
MARTEN TRANS LTD              COMMON   573075108   1,541    100,000   SH            Sole                  100,000
MATTSON TECHNOLOGY INC        COMMON   577223100     738     85,306   SH            Sole                   85,306
MAX CAPITAL GROUP LTD         COMMON   G6052F103   1,118     39,877   SH            Sole                   39,877
MEDALLION FINL CORP           COMMON   583928106   1,436    131,824   SH            Sole                  131,824
MEDIFAST INC                  COMMON   58470H101      49      8,800   SH            Sole                    8,800
MIDWEST AIR GROUP INC         COMMON   597911106   1,510     91,780   SH            Sole                   91,780
MIND C T I LTD                COMMON   M70240102   1,134    451,602   SH            Sole                  451,602
MIPS TECHNOLOGIES INC         COMMON   604567107   1,459    184,714   SH            Sole                  184,714
MONTEREY GOURMET FOODS INC    COMMON   612570101     806    211,585   SH            Sole                  211,585
NEXITY FINL CORP              COMMON   65333R200   1,162    140,000   SH            Sole                  140,000
NOBLE INTL LTD                COMMON   655053106   3,968    186,392   SH            Sole                  186,392
OLD DOMINION FGHT LINES INC   COMMON   679580100     839     35,000   SH            Sole                   35,000
OMEGA NAVIGATION ENTERPRISES  COMMON   Y6476R105   2,261    113,446   SH            Sole                  113,446
OPLINK COMMUNICATIONS INC     COMMON   68375Q403   1,761    128,900   SH            Sole                  128,900
ORTHOFIX INTL N V             COMMON   N6748L102     967     19,756   SH            Sole                   19,756
PFF BANCORP INC               COMMON   69331W104     703     45,800   SH            Sole                   45,800
PMI GROUP INC                 COMMON   69344M101   2,616     80,000   SH            Sole                   80,000
PAN AMERICAN SILVER CORP      COMMON   697900108   1,734     60,008   SH            Sole                   60,008
PARALLEL PETE CORP DEL        COMMON   699157103     378     22,255   SH            Sole                   22,255
PARAMETRIC TECHNOLOGY CORP    COMMON   699173209   1,079     61,923   SH            Sole                   61,923
PARKER DRILLING CO            COMMON   701081101   1,427    175,766   SH            Sole                  175,766
PETROHAWK ENERGY CORP         COMMON   716495106   4,357    265,370   SH            Sole                  265,370
PETROQUEST ENERGY INC         COMMON   716748108   1,547    144,159   SH            Sole                  144,159
PIONEER DRILLING CO           COMMON   723655106   1,218    100,000   SH            Sole                  100,000
POLYMEDICA CORP               COMMON   731738100   1,282     24,402   SH            Sole                   24,402
POLYMET MINING CORP           COMMON   731916102   5,423  1,423,338   SH            Sole                1,423,338
PROCENTURY CORP               COMMON   74268T108     613     41,900   SH            Sole                   41,900
RAM HOLDINGS LTD              COMMON   G7368R104   4,435    476,876   SH            Sole                  476,876
REPUBLIC AWYS HLDGS INC       COMMON   760276105   2,718    128,385   SH            Sole                  128,385
SALIX PHARMACEUTICALS INC     COMMON   795435106   4,259    342,954   SH            Sole                  342,954
SCIELE  PHARMA INC            COMMON   808627103   2,104     80,869   SH            Sole                   80,869
SECURITY CAPITAL ASSURANCE    COMMON   G8018D107   1,852     81,082   SH            Sole                   81,082
SILICON MOTION TECHNOLOGY CO  COMMON   82706C108   3,043    135,199   SH            Sole                  135,199
SILVERLEAF RESORTS INC        COMMON   828395103   1,812    342,500   SH            Sole                  342,500
SKECHERS U S A INC            COMMON   830566105   2,705    122,402   SH            Sole                  122,402
SUPERIOR ENERGY SVCS INC      COMMON   868157108   2,123     59,916   SH            Sole                   59,916
TNS INC                       COMMON   872960109   3,275    203,903   SH            Sole                  203,903
TELEDYNE TECHNOLOGIES INC     COMMON   879360105   1,325     24,825   SH            Sole                   24,825
TIER TECHNOLOGIES INC         COMMON   88650Q100   2,721    266,743   SH            Sole                  266,743
TRIAD GTY INC                 COMMON   895925105   4,128    217,592   SH            Sole                  217,592
TUESDAY MORNING CORP          COMMON   899035505   1,570    174,586   SH            Sole                  174,586
US BIOENERGY CORP             COMMON   90342V109   2,054    266,467   SH            Sole                  266,467
ULTRA CLEAN HLDGS INC         COMMON   90385V107   6,164    420,463   SH            Sole                  420,463
UNIVERSAL CORP VA             COMMON   913456109   1,224     24,995   SH            Sole                   24,995
UNIVERSAL STAINLESS & ALLOY   COMMON   913837100   2,588     65,051   SH            Sole                   65,051
WET SEAL INC                  COMMON   961840105   3,402    878,957   SH            Sole                  878,957


* Portions of this Information Table have been omitted and filed separately with the Commission pursuant to a request for confidential treatment.